LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term borrowings by type
Unsecured long-term loans and borrowings	¥ 112,500	¥ 42,500
Secured long-term loans and borrowings	11,376,880	8,726,497
Long-term borrowings	¥ 11,489,380	¥ 8,768,997